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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
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   Address:      590 Madison Avenue
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                 25th Floor
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                 New York, New York 10022
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Form 13F File Number: 28-13302
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 508-5500
         -------------------------------

Signature, Place, and Date of Signing:

            s/Jason Carri             New York, New York   July 16, 2009
   -------------------------------    ------------------   -------------
             [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         14
                                        --------------------

Form 13F Information Table Value Total:      $183,214
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:  NONE

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                        CONFIDENTIAL TREATMENT REQUESTED

                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------- -------------- -------- ---------------------
           NAME OF                                      VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
           ISSUER            TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- --------- -------- --------- ---  ---- -------------- -------- --------- ------ ----
CBIZ, Inc.                   Common Stock    124805102 $ 19,878 2,298,052  -    -   SHARED-DEFINED   NONE   2,298,052   -     -
Corinthian Colleges, Inc.    Common Stock    218868107 $ 19,947 1,218,500  -    -   SHARED-DEFINED   NONE   1,218,500   -     -
Dynamex Inc.                 Common Stock    26784F103 $  3,263   221,215  -    -   SHARED-DEFINED   NONE     221,215   -     -
EnergySolutions, Inc.        Common Stock    292756202 $  1,998   353,600  -    -   SHARED-DEFINED   NONE     353,600   -     -
Interline Brands, Inc.       Common Stock    458743101 $ 15,421 1,450,700  -    -   SHARED-DEFINED   NONE   1,450,700   -     -
inVentiv Health, Inc.        Common Stock    46122E105 $  1,815   157,300  -    -   SHARED-DEFINED   NONE     157,300   -     -
Kendle International Inc.    Common Stock    48880L107 $ 16,636   646,805  -    -   SHARED-DEFINED   NONE     646,805   -     -
The Middleby Corporation     Common Stock    596278101 $ 10,889   399,291  -    -   SHARED-DEFINED   NONE     399,291   -     -
Pool Corporation             Common Stock    73278L105 $ 29,520 1,642,714  -    -   SHARED-DEFINED   NONE   1,642,714   -     -
PSS World Medical, Inc.      Common Stock    69366A100 $ 20,118 1,068,945  -    -   SHARED-DEFINED   NONE   1,068,945   -     -
SPSS Inc.                    Common Stock    78462K102 $  9,314   345,490  -    -   SHARED-DEFINED   NONE     345,490   -     -
TransDigm Group Incorporated Common Stock    893641100 $  2,891    86,127  -    -   SHARED-DEFINED   NONE      86,127   -     -

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
           COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------- -------------- -------- ---------------------
           NAME OF                                      VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
           ISSUER            TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- --------- -------- --------- ---  ---- -------------- -------- --------- ------ ----
UTi Worldwide Inc.           Ordinary Shares G87210103 $ 29,320 2,044,643  -    -   SHARED-DEFINED   NONE   2,044,643   -     -
VCA Antech, Inc.             Common Stock    918194101 $  2,205   110,900  -    -   SHARED-DEFINED   NONE     110,900   -     -

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